Note 6 - Deposits	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE 6 - DEPOSITS

The aggregate amount of time deposit accounts in denominations of $100,000 or more as of December 31, 2014 and 2013 was $26,650,000 and $29,703,000, respectively.

The aggregate amount of time deposit accounts in denominations that meet or exceed the Federal Deposit Insurance Corporation (FDIC) insurance limit (currently $250,000) at December 31, 2014 was $11,160,000.

For time deposits as of December 31, 2014, the scheduled maturities for years ended December 31 are:

(In Thousands)
2015	$41,354
2016	9,623
2017	5,003
2018	3,063
2019	2,603
Total	$61,646

As of December 31, 2014, the Bank had one depositor with total deposits of $22,497,000, or 6.32% of the Company’s total deposits.